Commitments, Pledged Assets, Collateral and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Future minimum rental payments under operating leases
2011	$ 1,884,000,000
2012	1,804,000,000
2013	1,674,000,000
2014	1,497,000,000
2015	1,363,000,000
After 2015	7,778,000,000
Total minimum payments required	16,000,000,000
Less: Sublease rentals under noncancelable subleases	(1,848,000,000)
Net minimum payment required	14,152,000,000
Total rental expense
Gross rental expense	2,212,000,000	1,884,000,000	1,917,000,000
Sublease rental income	(545,000,000)	(172,000,000)	(415,000,000)
Net rental expense	1,667,000,000	1,712,000,000	1,502,000,000
Significant components of assets pledged
Assets pledged, securities	112,100,000,000	155,300,000,000
Financial Instruments Owned and Pledged as Collateral Fair Value Loans	214,800,000,000	285,500,000,000
Assets pledged, trading assets and other	123,200,000,000	84,600,000,000
Total assets pledged	450,100,000,000	525,400,000,000
Commitments, pledged assets, collateral and contingencies (Numeric) [Abstract]
Financial instruments pledged by the Firm that may not be sold or repledged by the secured parties	288,700,000,000	344,600,000,000
Assets accepted by the Firm as collateral that it could sell or repedge, deliver or otherwise use at fair value	655,000,000,000	635,600,000,000
Assets accepted by the Firm as collateral that the Firm has sold or repledged	$ 521,300,000,000	$ 472,700,000,000